SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY - CONDENSED STATEMENTS OF CASH FLOWS (Details) ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Adjustments to reconcile net income to net cash used in operating activities:
Net cash provided by operating activities		¥ 1,342	$ 210	¥ 609	¥ 3,293
Investing activities:
Net cash used in investing activities		(1,402)	(219)	(8,101)	(285)
Financing activities:
Proceeds from issuance of ordinary shares	¥ 6,018
Payment of ordinary share issuance costs		(19)	(3)	(32)
Payment of share repurchase		0	0
Net proceeds from issuance of ordinary shares upon exercise of option		1	0	1	14
Proceeds from short-term bank borrowings		2,288	359	1,658	2,214
Repayment of short-term bank borrowings		(2,474)	(389)	(1,993)	(1,902)
Proceeds from long-term bank borrowings		53	8	1,652	13,176
Repayment of long-term bank borrowings		(1,650)	(259)	(9,163)	(6,760)
Proceeds from issuance of convertible senior notes				3,499
Direct financing costs paid				(10)
Dividends paid				(678)	(658)
Net cash provided by (used in) financing activities		(1,801)	(283)	883	6,045
Effect of exchange rate changes on cash and cash equivalents		(88)	(14)	(300)	62
Net increase (decrease) in cash, cash equivalents and restricted cash		(1,949)	(306)	(6,909)	9,115
Cash, cash equivalents and restricted cash at the beginning of the year		7,090	1,113	13,999	4,884
Cash, cash equivalents and restricted cash at the end of the year		5,141	807	7,090	13,999
Short-term bank borrowings settled by investment in subsidiaries				4,628
Parent Company
Adjustments to reconcile net income to net cash used in operating activities:
Net cash provided by operating activities		9	2	49	(212)
Investing activities:
Investment in subsidiaries		(1,050)	(165)	(6,267)	(1,039)
Receipt of investment in subsidiaries					9
Purchase of short-term investments		(34)	(5)
Net cash used in investing activities		(1,084)	(170)	(6,267)	(1,030)
Financing activities:
Proceeds from issuance of ordinary shares				6,018
Payment of ordinary share issuance costs		(15)	(2)	(10)
Net settlement on shares repurchased for withholding taxes related to share-based awards		(50)	(7)
Payment of share repurchase		0	0
Net proceeds from issuance of ordinary shares upon exercise of option		1	0	1	14
Proceeds of advances from subsidiaries		0	0		109
Proceeds from short-term bank borrowings					1,265
Repayment of short-term bank borrowings				(282)
Proceeds from long-term bank borrowings					5,206
Repayment of long-term bank borrowings					(5,169)
Proceeds from issuance of convertible senior notes				3,499
Repayment of convertible senior notes		0	0	0
Direct financing costs paid				(9)
Dividends paid				(678)	(658)
Net cash provided by (used in) financing activities		36	5	8,539	767
Effect of exchange rate changes on cash and cash equivalents		(272)	(43)	(790)	141
Net increase (decrease) in cash, cash equivalents and restricted cash		(1,311)	(206)	1,531	(334)
Cash, cash equivalents and restricted cash at the beginning of the year		1,892	297	361	695
Cash, cash equivalents and restricted cash at the end of the year		¥ 581	$ 91	¥ 1,892	¥ 361